Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - CAD ($)	Issued Capital	Equity Portion of Convertible Debentures Reserve	Warrants	Options	Retained Earnings	Total
Beginning balance, Amount at Dec. 31, 2014	$ 25,272,401	$ 5,712	$ 5,115	$ 31,236	$ (25,840,698)	$ (526,234)
Beginning balance, Shares at Dec. 31, 2014	1,067,724
Net loss	$ 0	0	0	0	(334,993)	(334,993)
Convertible debentures	0	27,994	0	0	0	27,994
Issue of common shares and warrants, net of share issue costs, Amount						0
Ending balance, Amount at Dec. 31, 2015	$ 25,272,401	33,706	5,115	31,236	(26,175,691)	(833,233)
Ending balance, Shares at Dec. 31, 2015	1,067,724
Net loss	$ 0	0	0	0	(347,963)	(347,963)
Issue of common shares and warrants, net of share issue costs, Amount	$ 99,800	0	0	0	0	99,800
Issue of common shares and warrants, net of share issue costs, Shares	1,000,000
Expiry of options	$ 0	0	0	(31,236)	31,236	0
Dividend upon redemption of reorganization shares	0	0	0	0	(82,709)	(82,709)
Ending balance, Amount at Dec. 31, 2016	$ 25,372,201	33,706	5,115	0	(26,575,127)	(1,164,105)
Ending balance, Shares at Dec. 31, 2016	2,067,724
Net loss	$ 0	0	0	0	(183,934)	(183,934)
Issue of common shares and warrants, net of share issue costs, Amount						0
Issue of common shares for debt, Amount	$ 398,249	0	0	0	0	398,249
Issue of common shares for debt, Shares	4,424,985
Ending balance, Amount at Dec. 31, 2017	$ 25,770,450	$ 33,706	$ 5,115	$ 0	$ (26,759,061)	$ (949,790)
Ending balance, Shares at Dec. 31, 2017	6,492,709					6,492,709